FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Cash	$ 110,122	$ 117,620	$ 134,502
Investment securities, available for sale	840,468	913,601
Other investments	52,626	47,427
Premises and equipment	141,381	137,110
Total assets	7,217,821	6,417,213
Other liabilities	68,369	88,016
Total liabilities	6,433,744	5,735,052
Shareholders’ equity	784,077	682,161	710,425	712,221
Total liabilities and shareholders’ equity	7,217,821	6,417,213
Income Statement [Abstract]
Noninterest income	63,965	73,647	122,421
Salaries and employee benefits	107,702	101,402	113,154
Miscellaneous professional services	6,170	6,876	7,269
Income before income taxes and equity in undistributed net earnings of subsidiaries	95,028	67,583	103,745
Income tax benefit	30,028	19,234	36,442
Net income	65,000	48,349	67,303
Operating activities
Net income	65,000	48,349	67,303
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	12,785	14,270	15,833
Stock-based compensation expense	3,970	3,803	4,186
Deferred income taxes	(22,405)	(25,328)	(14,085)
Increase (decrease) in other liabilities	(7,748)	(1,536)	3,374
Net cash provided by (used in) operating activities	56,654	164,354	211,834
Investing activities
Proceeds from calls and maturities of investment securities	101,420	186,820	269,236
Purchases of investment securities	(147,854)	(214,398)	(1,022,772)
Purchases of premises and equipment	(10,609)	(7,295)	(25,502)
Net cash provided by (used in) investing activities	(83,978)	(100,240)	10,034
Financing activities
Cash dividends paid on common stock	(34,848)	(61,429)	(67,797)
Treasury stock purchase	(697)	(11,778)	(6,806)
Proceeds from exercise of stock options, net of shares purchased	1,056	73	320
Excess tax benefit on share-based compensation	153	686	438
Net cash provided by (used in) financing activities	19,826	(80,996)	(237,019)
Decrease in cash	(7,498)	(16,882)	(15,151)
Cash and Due from Banks at beginning of year	117,620	134,502	149,653
Cash and Due from Banks at end of year	110,122	117,620	134,502
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	55,192	88,420	106,196
Investment securities, available for sale	276	229
Other investments	5,399	4,851
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries	712,067	576,554
Premises and equipment	1,431	1,455
Other assets	13,870	13,942
Total assets	795,735	692,951
Dividends payable	10,249	9,178
Other liabilities	1,409	1,612
Total liabilities	11,658	10,790
Shareholders’ equity	784,077	682,161
Total liabilities and shareholders’ equity	795,735	692,951
Income Statement [Abstract]
Interest income	73	75	55
Noninterest income	92	0	421
Dividends from subsidiaries	31,700	58,700	73,800
Total income	31,865	58,775	74,276
Salaries and employee benefits	4,041	4,042	4,612
Miscellaneous professional services	708	663	916
Other	5,307	5,059	5,209
Total expenses	10,056	9,764	10,737
Income before income taxes and equity in undistributed net earnings of subsidiaries	21,809	49,011	63,539
Income tax benefit	(3,674)	(3,659)	(3,869)
Equity in undistributed earnings (loss) of subsidiaries	(39,517)	4,321	105
Net income	65,000	48,349	67,303
Operating activities
Net income	65,000	48,349	67,303
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(39,517)	4,321	105
Depreciation and amortization	24	26	27
Stock-based compensation expense	3,970	3,803	4,186
Deferred income taxes	180	(676)	(207)
(Decrease) increase in dividends payable	1,071	(7,691)	673
Increase (decrease) in other liabilities	(1,654)	7,719	(1,799)
Decrease (increase) in other assets	(264)	1,266	(139)
Net cash provided by (used in) operating activities	28,810	57,117	70,149
Investing activities
Capital contributions to subsidiaries	(27,601)	0	0
Outlays for business acquisitions	(17,065)	0	0
Proceeds from disposal of subsidiaries	18,695	0	0
Proceeds from calls and maturities of investment securities	29	48	0
Purchases of investment securities	(192)	(88)	(474)
Purchases of premises and equipment	0	(80)	0
Other	0	307	109
Net cash provided by (used in) investing activities	(26,134)	187	(365)
Financing activities
Cash dividends paid on common stock	(34,848)	(61,429)	(67,797)
Treasury stock purchase	(697)	(11,778)	(6,806)
Proceeds from exercise of stock options, net of shares purchased	1,056	73	320
Excess tax benefit on share-based compensation	153	686	438
Other	(1,568)	(2,632)	(1,400)
Net cash provided by (used in) financing activities	(35,904)	(75,080)	(75,245)
Decrease in cash	(33,228)	(17,776)	(5,461)
Cash and Due from Banks at beginning of year	88,420	106,196	111,657
Cash and Due from Banks at end of year	55,192	88,420	106,196
Parent Company [Member] | Commercial Banks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	712,067	557,872
Parent Company [Member] | Nonbanks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	$ 0	$ 18,682